Reverse Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Summary of Reverse Repurchase Agreements - Non Trading

		Group
	2022	2021
	£m	£m
Agreements with banks	885	447
Agreements with customers	6,463	12,236
	7,348	12,683